REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 35,129,458,616	$ 5,383,825,075	¥ 29,746,287,759	¥ 25,042,613,341
China
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	6,370,974,981		5,195,021,423	6,610,688,059
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,098,115,960		7,550,454,941	2,746,348,909
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,644,486,810		5,201,919,985	1,984,476,407
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	9,603,210,650		7,304,164,060	6,575,869,478
Rest of the world
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 4,412,670,215		¥ 4,494,727,350	¥ 7,125,230,488